NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2015
NON-CONTROLLING INTERESTS
Schedule of noncontrolling interest

	December 31, 2014	December 31, 2015
	RMB	RMB

Qunar	—	17,855,897,129
An offline travel agency	367,705,496	455,614,677
Travelfusion	—	289,875,458
An online trip package service provider	136,890,011	134,586,452
A technology company focusing on hotel customer reviews	125,442,240	262,762,132
ezTravel	22,769,589	23,707,599
Tujia	130,343,575	—
Others	65,397,382	111,754,800

	848,548,293	19,134,198,247